Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and Cash Equivalents	$ 11,796	$ 11,008
Accounts Receivable	17,717	28,849
Short-Term Derivative Instruments	10,404	4,564
Assets Held For Sale	24,808	47,884
Inventory, Prepaid Expenses and Other	1,191	1,327
Total Current Assets	65,916	93,632
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	349,938	241,586
Unevaluated Oil and Gas Properties	123,241	64,115
Other Property and Equipment	43,542	42,178
Wells and Facilities in Progress	66,548	17,026
Pipelines	4,408	4,080
Total Property and Equipment	587,677	368,985
Less: Accumulated Depreciation, Depletion and Amortization	(107,433)	(93,062)
Net Property and Equipment	480,244	275,923
Restricted Cash	25	16,111
Deferred Financing Costs and Other Assets - Net	3,380	1,570
Equity Method Investments	41,683	18,399
Long-Term Deferred Tax Asset	1,727	0
Long-Term Derivative Instruments	8,576	1,450
Total Assets	601,551	407,085
Current Liabilities
Accounts Payable	41,558	46,192
Accrued Expenses	15,682	8,691
Short-Term Derivative Instruments	2,363	1,860
Current Deferred Tax Liability	2,141	1,908
Liabilities Related to Assets Held for Sale	1,622	4,686
Total Current Liabilities	63,366	63,337
Senior Secured Line of Credit and Long-Term Debt	225,138	10,120
Long-Term Derivative Instruments	1,275	1,517
Long-Term Deferred Tax Liability	84	5,930
Other Deposits and Liabilities	744	4,283
Future Abandonment Cost	18,670	17,222
Total Liabilities	309,277	102,409
Commitments and Contingencies (See Note 9)
Owners' Equity
Common Stock, $.001 par value per share, 100,000,000 shares authorized and 44,859,220 shares issued and outstanding on December 31, 2011 and 44,306,677 shares issued and outstanding on December 31, 2010	44	44
Additional Paid-In Capital	376,843	373,856
Accumulated Deficit	(84,888)	(69,519)
Rex Energy Owners' Equity	291,999	304,381
Noncontrolling Interests	275	295
Total Owners' Equity	292,274	304,676
Total Liabilities and Owners' Equity	$ 601,551	$ 407,085